Consolidated Statement of Changes in Stockholders Equity) - 5 months ended Aug. 31, 2020 - USD ($)	Total	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit [Member]
Balance, shares at Apr. 15, 2020
Balance, amount at Apr. 15, 2020		$ 0	$ 0	$ 0
Shares outstanding as of reverse capitalization, shares		3,806,613
Shares outstanding as of reverse capitalization, amount	$ 3,807	$ 3,807	0	0
Shares issued for cash, shares		2,750,721
Shares issued for cash, amount	611,508	$ 2,751	608,757
Shares issued for purchase of GSL Healthcare, Inc., shares		27,932,271
Shares issued for purchase of GSL Healthcare, Inc., amount	(27,942)	$ 27,932	(55,874)
Net Loss	(363,911)			(363,911)
Balance, shares at Aug. 31, 2020		34,489,605
Balance, amount at Aug. 31, 2020	$ 223,462	$ 34,490	$ 552,883	$ (363,911)